Investment Strategy - Long Pond Real Estate Select ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in companies that are involved in the greater real estate economy (“Real Estate Select”) which refers to the interrelated sectors and industries that derive at least 50% of their revenue from real estate related activities (such as leasing, renting, management, construction, financing or sale); are organized as real estate investment trusts (“REITs”) or REIT-like entities such as a real estate operating company (“REOCs”); or that provide goods and services to real estate industry participants; (collectively, “Real Estate Select Companies”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Real Estate Select Companies.

The Real Estate Select Companies the Fund will invest in will generally have mid- to large- capitalizations. The Fund may invest in REITs, which are classified across several differing component industries depending on property type, that are further classified into one or more sub-industries per industry. Equity securities of Real Estate Select Companies may consist of common stock, shares of beneficial interest of REITs and securities with characteristics of common stock, such as preferred stock and debt securities with features that may allow them to convert into common stock. Real Estate Select Companies that provide goods and services to real estate industry participants may be within industries comprising the consumer discretionary sector (such as homebuilding and lodging companies). The Fund expects to hold positions in approximately 20 or more companies at any given time.

Long Pond Capital, LP is the Fund’s sub-adviser (the “Sub-Adviser”) and utilizes a rigorous investment process to implement the Fund’s strategy. The Sub-Adviser evaluates investments for the Fund through the lens of long-term value creation and looks to identify and invest in companies that it believes are capable of compounding value over time and through different market cycles.  The Sub-Adviser identifies companies that meet the criteria for the Fund by assessing the relative attractiveness of each industry and sub-industry, if applicable (for example, the Specialized REIT industry is comprised of REITs of distinct property types classified into sub-industries, such as Self-Storage REITs, Telecom Tower REITs, Timber REITs and Data Center REITs), business model and company in the investable universe. This approach includes actively monitoring and evaluating fundamentals, supply and demand outlooks, asset quality, management quality, capital allocation, balance sheet strength and valuation.

The Fund may incorporate certain tax optimization strategies in order to seek a more tax-efficient portfolio. An example of such a strategy is to sell a security prior to a dividend declaration and to purchase the security back after the dividend is paid in order to reduce taxable investment income. This strategy may increase the rate of portfolio turnover, the amount of trading costs the Fund will incur and the potential for capital loss or gain, particularly in the event of significant short-term price movements of stocks around dividends.

The Fund may borrow for investment purposes. The Fund may invest in shares of other investment companies, including ETFs. The Fund may temporarily hold cash or cash equivalent securities such as U.S. Treasury securities and short duration fixed-income ETFs. The Fund is non-diversified and may invest a larger percentage of its assets in fewer issuers than diversified funds. The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in the groups of industries comprising the real estate and consumer discretionary sectors, collectively.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of Real Estate Select Companies.